Accounts payable and accrued liabilities (Schedule of components of accounts payable and accrued liabilities) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Current Payables [Line Items]
Accounts payable	$ 6,065,996	$ 5,457,259
Accrued liabilities	2,891,053	3,730,048
Sale commissions payable	904,724	737,364
Accounts payable to the controlling shareholder and CEO	254,097	144,506
Accounts payable and accrued liabilities [note 19]	$ 10,115,870	$ 10,069,177